Consolidated Statements of Stockholder's Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
BALANCE, at Dec. 31, 2011	$ 2,998,456	$ 1,317	$ 3,469,924	$ (51,126)	$ (421,659)
Balance, shares at Dec. 31, 2011		131,696,928
Net income/loss	(132,336)				(132,336)
Issuance of non-vested shares, shares		28,200
Amortization of stock based compensation	613		613
Other comprehensive income/ (loss)	23,301			23,301
Capital contribution from DryShips Inc	18,481		18,481
BALANCE, at Dec. 31, 2012	2,908,515	1,317	3,489,018	(27,825)	(553,995)
Balance, shares at Dec. 31, 2012		131,725,128
Net income/loss	63,323				63,323
Issuance of non-vested shares, shares		150,000
Issuance of non-vested shares, value		2	(2)
Amortization of stock based compensation	3,634		3,634
Other comprehensive income/ (loss)	4,371			4,371
BALANCE, at Dec. 31, 2013	2,979,843	1,319	3,492,650	(23,454)	(490,672)
Balance, shares at Dec. 31, 2013		131,875,128
Net income/loss	259,803				259,803
Issuance of non-vested shares, shares		157,500
Issuance of non-vested shares, value		1	(1)
Cancellation of previously issued vested shares		(15,450)
Amortization of stock based compensation	3,576		3,576
Other comprehensive income/ (loss)	(484)			(484)
Establishment costs for issuance of subsidiaries shares	(1,268)		(1,268)
Dividends declared and paid	(75,194)				(75,194)
BALANCE, at Dec. 31, 2014	$ 3,166,276	$ 1,320	$ 3,494,957	$ (23,938)	$ (306,063)
Balance, shares at Dec. 31, 2014		132,017,178